100 Huntington Avenue Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

March 18, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the filing pursuant to Rule 497(c) of the Retail and Class I2 Prospectuses, each dated March 1, 2016, as filed electronically via EDGAR with the Securities and Exchange Commission on March 2, 2016 (Accession # 0001193125-16-489561).

Please direct any comments or questions concerning this filing to the undersigned at (617) 662-1013.

Very truly yours,

/s/ Kimberly McGinn
Kimberly McGinn
Vice President and Counsel
State Street Bank and Trust Company